DEBT (Details) - USD ($)					6 Months Ended
	May 29, 2026	Jan. 26, 2026	Nov. 25, 2025	Mar. 29, 2025	Jun. 30, 2026	Mar. 26, 2025
DEBT (Details) [Line Items]
Renewed term				1 year
Withdrawal of credit facility					$ 2,000,000
Financial expenses					$ 85,095
Consecutive trading days			5 days
Convertible Promissory Notes Member
DEBT (Details) [Line Items]
Principal amount	$ 1,000,000		$ 500,000
Conversion price rate			70.00%
Floor price percentage			20.00%
Beneficial ownership limitation percent		44.99%
Note Purchase Agreements [Member] | Convertible Promissory Notes Member
DEBT (Details) [Line Items]
Principal amount			$ 2,000,000
United Mizrahi Tefahot Bank Ltd Member
DEBT (Details) [Line Items]
Line of credit						$ 4,000,000
Credit facility renewed amount				$ 2,000,000
Common Stock [Member]
DEBT (Details) [Line Items]
Beneficial ownership limitation percent		4.99%
Common Stock [Member] | Convertible Promissory Notes Member
DEBT (Details) [Line Items]
Beneficial ownership limitation percent		4.99%
Issued an aggregate ordinary shares (in Shares)	230,000
Ordinary shares remain outstanding (in Shares)	2,035,776
Maximum [Member] | Convertible Promissory Notes Member
DEBT (Details) [Line Items]
Principal amount			1,500,000
Minimum [Member] | Convertible Promissory Notes Member
DEBT (Details) [Line Items]
Principal amount			$ 1,000,000